19. Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	€ 2,291	€ 1,414
Inventories	296	260
Trade and other receivables	1,482	1,429
Other assets	0	387
Financial assets	8,902	13,974
Cash and cash equivalents	95,234	94,829	€ 39,837	€ 35,407
Total	108,205	112,293
Thereof Assets Pledged
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	1,503	1,174
Inventories	247	235
Trade and other receivables	864	1,007
Other assets	0
Financial assets	8,902	13,974
Cash and cash equivalents	93,606	92,933
Total	€ 105,122	€ 109,323